Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables

13.	Trade and other payables

	2021	2020
	£	£
Trade payables	1,422,393	638,366
Other tax and social security	311,204	143,600
Accruals	2,330,582	919,136
Other payables	39,436	64,317
	4,103,615	1,765,419

The fair value of trade and other payables are not materially different to the book value.